Quarterly portfolio holdings
John Hancock
Global Climate Action Fund
International equity
June 30, 2025
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Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 100.3%		$6,591,230
(Cost $5,527,442)
Canada 3.7%		243,925
Canadian National Railway Company	2,341	243,925
France 6.2%		404,507
Capgemini SE	693	118,667
EssilorLuxottica SA	204	56,017
Schneider Electric SE	856	229,823
Germany 4.2%		279,589
Deutsche Boerse AG	480	156,811
Siemens AG	478	122,778
Ireland 5.4%		355,286
Accenture PLC, Class A	541	161,699
ICON PLC (A)	767	111,560
Medtronic PLC	941	82,027
Netherlands 5.7%		373,434
Koninklijke Ahold Delhaize NV	5,033	210,210
Wolters Kluwer NV	976	163,224
Switzerland 3.0%		197,559
Cie Financiere Richemont SA, A Shares	1,044	197,559
United Kingdom 7.0%		462,085
Intertek Group PLC	2,974	193,722
London Stock Exchange Group PLC	1,835	268,363
United States 65.1%		4,274,845
Abbott Laboratories	433	58,892
Adobe, Inc. (A)	188	72,733
AECOM	1,878	211,951
Alphabet, Inc., Class A	822	144,861
AMETEK, Inc.	430	77,813
Applied Materials, Inc.	689	126,135
Broadcom, Inc.	611	168,422
Brown & Brown, Inc.	1,330	147,457
Cencora, Inc.	616	184,708
Cisco Systems, Inc.	2,372	164,569
Elevance Health, Inc.	286	111,243
Hologic, Inc. (A)	1,230	80,147
Johnson Controls International PLC	2,007	211,979
Lowe’s Companies, Inc.	813	180,380
Marsh & McLennan Companies, Inc.	1,004	219,515
McDonald’s Corp.	286	83,561
Microsoft Corp.	1,127	560,581
NVIDIA Corp.	1,982	313,136
Oracle Corp.	1,082	236,558
Salesforce, Inc.	905	246,784
Sysco Corp.	1,848	139,968
Thermo Fisher Scientific, Inc.	286	115,962
UnitedHealth Group, Inc.	179	55,843
Visa, Inc., Class A	682	242,144
Watts Water Technologies, Inc., Class A	486	119,503

2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.1%			$71,699
(Cost $71,698)
Short-term funds 1.1%			71,699
John Hancock Collateral Trust (B)	4.2596(C)	7,168	71,699

Total investments (Cost $5,599,140) 101.4%	$6,662,929
Other assets and liabilities, net (1.4%)	(92,059)
Total net assets 100.0%	$6,570,870

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
The fund had the following sector composition as a percentage of total investments on 6-30-25:
Information technology	32.6%
Industrials	23.6%
Financials	15.5%
Health care	12.8%
Consumer discretionary	6.9%
Consumer staples	5.3%
Communication services	2.2%
Short-term investments	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$243,925	$243,925	—	—
France	404,507	—	$404,507	—
Germany	279,589	—	279,589	—
Ireland	355,286	355,286	—	—
Netherlands	373,434	—	373,434	—
Switzerland	197,559	—	197,559	—
United Kingdom	462,085	—	462,085	—
United States	4,274,845	4,274,845	—	—
Short-term investments	71,699	71,699	—	—
Total investments in securities	$6,662,929	$4,945,755	$1,717,174	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,168	$54,938	$205,911	$(189,140)	$(11)	$1	$542	—	$71,699
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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